Offerings - Offering: 1	Sep. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, to be issued under the 2026 Omnibus Equity Incentive Plan
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	0.28
Maximum Aggregate Offering Price	$ 112,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15.47
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Registrant's 2026 Omnibus Equity Incentive Plan, as amended (the "ESPP"), or the 2015 Omnibus Equity Incentive Plan, as amended (the "2026 Plan"), by reason of any stock dividend, stock split, recapitalization or similar transactions effected that results in an increase to the number of outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) promulgated under the Securities Act, based upon the average of the high and low prices of the registrant's common stock as reported on The NASDAQ Capital Market on September 29, 2026, a date within five business days prior to the filing of this Registration Statement. (3) The Registrant does not have any fee offsets.